Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Spectrum Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 19, 2014